PUTNAM
JAPAN
FUND

ANNUAL REPORT

August 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

Dear Shareholder:

Below please find the annual report from your Trustees on Putnam Japan Fund for the fiscal year ended August 31, 1997. As you know, this fund is still in its incubation period, which means it is only open to Putnam employees and their families who are Massachusetts residents.

Like those of other funds investing in the Japanese market, your fund's results reflect the underperformance of a market experiencing painful economic and financial changes. For more performance information, please see pages 4 and 5.

During the period, the Japanese economy failed to sustain signs of nascent economic growth that were seen earlier in the year -- a result of what many investors believe to be the lingering effects of an increase in the consumption tax last April. The state of the economy was evidenced by record-low bond yields and the weak yen. In this environment, fund managers Robert J. Swift and David K. Thomas sought larger, export-oriented companies that could benefit from the weakness of the Japanese currency. They also avoided the stocks of banks, a sector suffering the burdens of nonperforming loans and financial reform.

It may take some time for Japan's economic problems to correct themselves, but we remain committed to finding attractive companies with very low measures of valuation.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
October 15, 1997

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments, not present with domestic investments. Funds investing in a single sector may be subject to more volatility than funds investing in a diverse group of sectors.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance and finance                      35.9%

Electronics and electrical equipment       19.0%

Building and construction                   4.9%

Utilities                                   4.3%

Retail                                      3.8%

Footnote reads:
*Based on net assets as of 8/31/97. Holdings will vary over time.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Japan Fund is designed for investors seeking long-term capital appreciation primarily through common stocks of Japanese companies.

TOTAL RETURN FOR PERIODS ENDED 8/31/97

                                                      NAV            POP
------------------------------------------------------------------------------
1 year                                              -13.43%        -18.44%
------------------------------------------------------------------------------
Life of fund (since 12/28/95)                       -18.83         -23.51

Annual average                                      -11.68         -14.75
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 8/31/97

                                                     MSCI          Consumer
                                                  Japan Index     Price Index
------------------------------------------------------------------------------
 1 year                                             -11.57%          2.23%
------------------------------------------------------------------------------
 Life of fund (since 12/28/95)                      -18.39           4.76

 Annual average                                     -11.48           2.83
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIOD ENDED 9/30/97
(most recent calendar quarter)

                                                      NAV            POP
------------------------------------------------------------------------------
 1 year                                             -19.28%        -23.95%
------------------------------------------------------------------------------
 Life of fund (since 12/28/95)                      -21.27         -25.81

 Annual average                                     -12.71         -15.60
------------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge. The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects.

[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 12/28/95

Plot points read:
                                MSCI Japan
Date/year        Fund at POP       Index         CPI
12/28/95            9,425         10,000       10,000
2/29/96             9,451          9,693       10,091
5/31/96             9,821         10,060       10,202
8/31/96             8,935          9,228       10,248
11/30/96            8,711          9,077       10,398
2/28/97             7,526          7,706       10,430
5/31/97             8,363          8,575       10,476
8/31/97             7,649          8,161       10,476

Footnote reads:
Past performance is no assurance of future results.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 8/31/97
------------------------------------------------------------------------------
Distributions (number)                          1
------------------------------------------------------------------------------
Income                                       $0.077
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                                        --
------------------------------------------------------------------------------
Short-term                                    0.191
------------------------------------------------------------------------------
  Total                                      $0.268
------------------------------------------------------------------------------
Share value:                            NAV          POP
------------------------------------------------------------------------------
8/31/96                                $7.97        $8.46
------------------------------------------------------------------------------
8/31/97                                 6.65         7.06
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge.


 COMPARATIVE BENCHMARKS

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Morgan Stanley Capital International (MSCI) Japan Index* is an unmanaged list of Japanese equity securities, with all values expressed in U.S. dollars.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


Report of independent accountants

To the Trustees and Shareholders of
Putnam Japan Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Japan Fund (the "fund") at August 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
October 10, 1997



Portfolio of investments owned
August 31, 1997


COMMON STOCKS  (96.4%) *
NUMBER OF SHARES                                                                                       VALUE

Automotive (3.0%)
------------------------------------------------------------------------------------------------------------
          6,000  Fuji Machinery                                                               $       17,399
          8,000  NHK Spring Co., Ltd.                                                                 27,440
          5,000  Suzuki Motor Co., Ltd.                                                               47,225
                                                                                              --------------
                                                                                                      92,064

Basic Industrial Products  (1.8%)
------------------------------------------------------------------------------------------------------------
          1,000  Enplas Corp.                                                                         16,156
          2,200  Toya Seikan Kaisha                                                                   37,912
                                                                                              --------------
                                                                                                      54,068

Building and Construction  (4.9%)
------------------------------------------------------------------------------------------------------------
         10,000  INAX Corp.                                                                           48,882
         19,000  Kumagai Gumi Co., Ltd.                                                               20,936
         20,000  Taisei Corp.                                                                         78,542
                                                                                              --------------
                                                                                                     148,360

Computer Services and Software  (2.7%)
------------------------------------------------------------------------------------------------------------
          7,000  Fujitsu Ltd.                                                                         83,513

Conglomerates  (2.2%)
------------------------------------------------------------------------------------------------------------
         16,000  Itochu Corp.                                                                         65,882

Cosmetics  (2.7%)
------------------------------------------------------------------------------------------------------------
          5,000  Shiseido Co., Ltd. +                                                                 81,607

Electronics and Electrical Equipment (19.0%)
------------------------------------------------------------------------------------------------------------
          3,000  Fanuc                                                                               114,830
          7,000  Hitachi, Ltd.                                                                        64,374
          9,000  Matsushita Electric Works                                                            96,935
          3,000  NEC Corp.                                                                            33,554
          1,000  Nippondenso Co., Ltd.                                                                21,541
         11,000  Oki Electric Industry Co. Ltd.                                                       39,188
          2,000  Tokyo Electron Ltd.                                                                 108,534
         18,000  Toshiba Corp.                                                                        99,321
                                                                                              --------------
                                                                                                     578,277

Food and Beverages  (1.9%)
------------------------------------------------------------------------------------------------------------
          6,000  Yakult Honsha                                                                        58,658

Insurance and Finance  (35.9%)
------------------------------------------------------------------------------------------------------------
         14,000  Akita Bank Ltd.                                                                      82,353
          6,000  Chuo Trust & Banking Co., Ltd.                                                       27,341
         16,000  Fuji Fire & Marine Insurance                                                         51,036
         17,000  Joyo Bank                                                                            95,775
         23,000  Keiyo Bank                                                                           81,939
          7,000  Mitsubishi Bank Ltd.                                                                127,003
         16,000  Mitsui Marine and Fire Insurance Co., Ltd.                                           92,925
          3,000  Mitsui Real Estate Sales Co.                                                         31,566
         11,000  Nippon Shinpan Co.                                                                   26,611
          4,800  Nissan Fire & Marine Insurance                                                       21,077
          1,000  Orix Corp.                                                                           74,151
          8,000  Sanwa Bank Ltd.                                                                      99,420
         11,000  Sumitomo Marine & Fire                                                               73,637
          2,000  Takefuji Corp.                                                                       84,507
         11,000  The Long-Term Credit Bank of Japan, Ltd.                                             54,408
          6,000  Tokio Marine & Fire Insurance Co., Ltd.                                              68,600
                                                                                              --------------
                                                                                                   1,092,349

Metals and Mining  (2.9%)
------------------------------------------------------------------------------------------------------------
          6,000  Hitachi Metals Ltd.                                                                  31,566
         23,000  Kawasaki Steel Corp.                                                                 56,976
                                                                                              --------------
                                                                                                      88,542

Paper and Forest Products  (2.7%)
------------------------------------------------------------------------------------------------------------
         14,000  Nippon Paper Industries Co., Ltd.                                                    80,961

Pharmaceuticals and Biotechnology  (3.7%)
------------------------------------------------------------------------------------------------------------
          6,000  Shionogi & Co., Ltd.                                                                 40,315
          3,000  Taisho Pharmaceutical Co.                                                            73,322
                                                                                              --------------
                                                                                                     113,637

Photography  (3.3%)
------------------------------------------------------------------------------------------------------------
          6,000  Nikon Corp.                                                                          98,923

Retail  (3.8%)
------------------------------------------------------------------------------------------------------------
          8,000  Seiyu, Ltd.                                                                          45,601
          1,000  Seven-Eleven Japan                                                                   71,417
                                                                                              --------------
                                                                                                     117,018

Specialty Consumer Products  (0.9%)
------------------------------------------------------------------------------------------------------------
         16,000  Renown, Inc. +                                                                       27,440

Transportation  (0.7%)
------------------------------------------------------------------------------------------------------------
          2,000  Seino Transportation                                                                 19,884

Utilities  (4.3%)
------------------------------------------------------------------------------------------------------------
          5,000  Chubu Electric Power, Inc.                                                           83,679
          3,000  Kyushu Electric Power, Inc.                                                          48,716
                                                                                              --------------
                                                                                                     132,395
                                                                                              --------------
                 Total Common Stocks  (cost $3,363,606)                                       $    2,933,578

SHORT-TERM INVESTMENTS (4.6%) * (cost $139,064)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
$       139,000  Interest in $480,487,000 joint repurchase agreement dated August 29, 1997 with UBS Securities due
                   September 2, 1997 with respect to various
                   U.S. Treasury obligations - maturity value of $139,086
                   for an effective yield of 5.55%                                             $     139,064
------------------------------------------------------------------------------------------------------------
                 Total Investments  (cost $3,502,670) ***                                      $   3,072,642
------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $3,044,571.

*** The aggregate identified cost on a tax basis is $3,514,541, resulting in gross unrealized appreciation and depreciation of $131,768 and $573,667, respectively, or net unrealized depreciation of $441,899.

  + Non-income-producing security.

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
August 31, 1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,502,670) (Note 1)                                                    $3,072,642
---------------------------------------------------------------------------------------------------
Cash                                                                                            263
---------------------------------------------------------------------------------------------------
Dividends receivable                                                                            585
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                          165
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    3,248
---------------------------------------------------------------------------------------------------
Total assets                                                                              3,076,903

Liabilities
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                  1,951
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                       78
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                   478
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                      7
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    3,662
---------------------------------------------------------------------------------------------------
Payable for reports to shareholders                                                           2,343
---------------------------------------------------------------------------------------------------
Payable for auditing                                                                         21,000
---------------------------------------------------------------------------------------------------
Payable for legal                                                                             2,575
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                          238
---------------------------------------------------------------------------------------------------
Total liabilities                                                                            32,332
---------------------------------------------------------------------------------------------------
Net assets                                                                               $3,044,571

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                          $3,809,251
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                 57,227
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency
transactions (Note 1)                                                                      (391,870)
---------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and liabilities
in foreign currencies                                                                      (430,037)
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                                3,044,571

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per share ($3,044,571 divided by
457,501 shares)                                                                               $6.65
---------------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $6.65)*                                                $7.06
---------------------------------------------------------------------------------------------------
* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of these financial statements.




Statement of operations
Year ended August 31, 1997

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $4,215)                                                 $  23,886
--------------------------------------------------------------------------------------------------
Interest                                                                                       357
--------------------------------------------------------------------------------------------------
Total investment income                                                                     24,243

Expenses:
Compensation of Manager (Note 2)                                                            23,046
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                               6,065
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            2,048
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                40
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                 246
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                      4,742
--------------------------------------------------------------------------------------------------
Registration fees                                                                              188
--------------------------------------------------------------------------------------------------
Auditing                                                                                    25,721
--------------------------------------------------------------------------------------------------
Legal                                                                                        5,311
--------------------------------------------------------------------------------------------------
Other                                                                                           14
--------------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                             (25,403)
--------------------------------------------------------------------------------------------------
Total expenses                                                                              42,018
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                  (3,273)
--------------------------------------------------------------------------------------------------
Net expenses                                                                                38,745
--------------------------------------------------------------------------------------------------
Net investment loss                                                                        (14,502)
--------------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                          (391,689)
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                 66,970
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the year                                                           6,427
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                                (132,447)
--------------------------------------------------------------------------------------------------
Net loss on investments                                                                   (450,739)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                     $(465,241)
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets

                                                                                                        For the period
                                                                                                         Dec. 28, 1995
                                                                                                         (commencement
                                                                                         Year ended      of operations)
                                                                                          August 31       to August 31
                                                                                               1997               1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                      $  (14,502)          $ (9,426)
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      (324,719)           114,878
----------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                                          (126,020)          (304,017)
----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                       (465,241)          (198,565)
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                                                  (29,097)                --
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                       (72,178)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                           591,344            218,308
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                 24,828             19,743

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year (Note 5)                                                                3,019,743          3,000,000
----------------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $57,227 and $34,205, respectively)                                             $3,044,571         $3,019,743
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  For the period
Per-share                                                                                           Year ended     Dec. 28, 1995+
operating performance                                                                                August 31      to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                    $7.97            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                                                                                 (.03)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                                                                                    (1.02)            (.51)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                  (1.05)            (.53)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.08)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          (.19)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.27)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                          $6.65            $7.97
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                             (13.43)           (6.24)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                        $3,045           $3,020
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)                                                                            1.46              .98 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)(c)                                                                            (.50)            (.29)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                100.61            46.39 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                                             $.0507           $.0508
------------------------------------------------------------------------------------------------------------------------------------
  + Commencement of operations.
  * Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) Includes amounts paid through expense offset arrangements (Note 2).
(c) Reflects an expense limitation during the period (Note 2).  As a result of such limitation, expenses for the fund for the year ended August 31, 1997, and the period ended August 31, 1996, reflect a reduction of $0.05 and $0.04 per share, respectively.




Notes to financial statements
August 31, 1997

Note 1
Significant accounting policies

Putnam Japan Fund (the "fund") is one of a series of Putnam Investments Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in common stocks and equity securities, including securities convertible into common stocks or other equity securities, of Japanese companies.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value which is determined using the last reported sale price on its principle exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other investments are stated at fair market value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At August 31, 1997 the fund had a capital loss carryover of approximately $46,000 available to offset future net capital gain, if any, which will expire on August 31, 2005.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of organization expenses, post-October loss deferrals, wash sales and realized gains on foreign currency. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 1997, the fund reclassified $66,621 to increase undistributed net investment income and $239 to decrease paid-in-capital, with an increase to accumulated net realized loss on investments and foreign currency transactions of $66,382. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1997, to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, and credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc.) would exceed an annual rate of 1.45% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC, a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended August 31, 1997, fund expenses were reduced by $3,273 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $108 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan.

For the year ended August 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares of the fund.

Note 3
Purchases and sales of securities

During the year ended August 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $3,300,565 and $2,738,791, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At August 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Year ended
                                         August 31, 1997
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                         342,830     $  2,631,727
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        14,169          101,162
------------------------------------------------------------
                                    356,999        2,732,889

Shares
repurchased                        (278,306)      (2,141,545)
------------------------------------------------------------
Net increase                         78,693      $   591,344
------------------------------------------------------------

                                        For the period
                                       December 28, 1995
                                       (commencement of
                                        operations) to
                                        August 31, 1996
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                         232,144      $ 1,985,263
------------------------------------------------------------

Shares
repurchased                        (206,277)      (1,766,955)
------------------------------------------------------------
Net increase                         25,867      $   218,308
------------------------------------------------------------

Note 5
Initial capitalization and offering of shares

The trust was established as a Massachusetts business trust on October
31, 1994. During the period October 31, 1994 to December 28, 1995, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $3,000,000, and $3,662 of initial organizational expenses, and the issuance of 352,941 shares to Putnam Investments, Inc.

At August 31, 1997, Putnam Investments, Inc. owned 407,613 shares of the fund (89.1% of shares outstanding), valued at $2,710,626.



Federal tax information
(Unaudited)

For the period, interest and dividends from foreign countries were $28,101 or $.061 per share. Taxes paid to foreign countries were $4,215 or $.009 per share.

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Robert Swift
Vice President and Fund Manager

David K. Thomas
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Japan Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

AN062-36564    10/97